[Transamerica Life Insurance Company Letterhead]

September 21, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA B
File No. 811-06032, CIK 0000859607
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc.; MFS® Variable Insurance TrustSM; MTB Group of Funds; Variable Insurance Products Fund; and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 3, 2004, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 17, 2004, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 15, 2004, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 20, 2004, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On September 1, 2004, Merrill Lynch Variable Series Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000355916);

•	On August 31, 2004, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 30, 2004, MTB Group of Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000830744);

•	On August 23, 26 and 27, 2004, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

Securities and Exchange Commission

September 21, 2004

•	On September 9, 2004, STI Classic Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group